Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of related party transactions
The following table summarizes the related party costs and fees incurred, paid and due to affiliates as of December 31, 2014 and 2013:

	Year Ended December 31, 2013				Year Ended December 31, 2014
	Incurred	Paid	Payable		Incurred	Paid	Payable
Advisor and Property Manager fees
Acquisition fees and expenses	24,849	22,931	1,918		24,994	26,912	—
Operating expenses	584	550	151		981	930	202
Asset management fees	4,317	3,786	727		12,541	12,014	1,254
Property management fees	1,839	1,943	(33)		5,445	4,913	499
Disposition fees	—	—	—		82	82	—
Costs advanced by the Advisor	2,357	2,215	279		969	1,248	—
Dealer Manager fees	10,959	10,886	97		23,281	23,378	—
Total	$44,905	$42,311	$3,139	(1)	$68,293	$69,477	$1,955	(1)